Accounts Receivable	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Credit Loss, Additional Improvements [Abstract]
Accounts Receivable

4.      Accounts Receivable

Accounts receivable, net consists of the following:

(dollars in thousands)	September 30, 2023	December 31, 2022
Billed receivables	$23,298	$28,704
Unbilled receivables	10,357	9,639
Less: Allowance for credit losses	(1,200)	(2,366)
Total accounts receivable, net	$32,454	$35,977

Unbilled receivables represent balances recognized as revenue that have not been billed to the customer. Our allowance for doubtful accounts is based on a policy developed by historical experience and management judgment. Adjustments to the allowance for credit losses may occur based on market conditions or specific client circumstances.

4. Accounts Receivable

Accounts receivable, net consist of the following:

	December 31,
(dollars in thousands)	2022	2021
Billed receivables	$28,704	$28,285
Unbilled receivables	9,639	8,271
Less: Allowance for doubtful accounts	(2,366)	(1,447)
Total accounts receivable, net	$35,977	$35,109

Unbilled receivables represent balances recognized as revenue that have not been billed to the customer. Our allowance for doubtful accounts is based on a policy developed by historical experience and management judgment. Adjustments to the allowance for doubtful accounts may occur based on market conditions or specific client circumstances.